UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1.	Schedule of Investments.

Schedule of Investments

September 30, 2008 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 65.5%

AIM Diversified Dividend Fund		120,791	1,360,105
AIM Mid Cap Core Equity Fund		123,612	2,796,105
Allianz NFJ Dividend Value Fund		183,225	2,475,372
BB&T Equity Income Fund		318,021	3,972,366
BlackRock Equity Dividend Fund		109,111	1,817,785
CGM Focus Fund		54,832	2,379,171
Columbia Dividend Income Fund		156,710	1,882,091
Consumer Staples Select Sector SPDR Fund		123,200	3,400,320
DWS Large Cap Value Fund		47,139	793,818
Fairholme Fund		164,578	4,850,105
Fidelity Advisor Leveraged Company Stock Fund		98,790	2,747,352
Hartford Capital Appreciation Fund #		127,297	3,755,247
Health Care Select Sector SPDR Fund		151,050	4,539,052
Heartland Value Plus Fund		93,076	2,256,461
iShares Russell 2000 Index Fund		35,475	2,412,300
iShares S&P MidCap 400 Index Fund		17,775	1,286,199
Ivy Asset Strategy Fund		83,587	1,884,879
Ivy Large Cap Growth Fund #		52,513	609,152
Janus Adviser Mid Cap Growth Fund #		33,224	1,022,626
Janus Adviser Mid Cap Value Fund		329,119	5,473,255
Janus Enterprise Fund #		57,586	2,658,735
Lazard Emerging Markets Portfolio		129,506	2,259,872
Nuveen Tradewinds Value Opportunities Fund		84,958	2,109,499
PowerShares QQQ		70,025	2,724,673
T. Rowe Price Small Cap Value Fund		33,433	1,143,407
Van Kampen American Value Fund		100,707	2,312,234

Total Registered Investment Companies	(Cost $	74,618,272)	64,922,181

Money Market Registered Investment Companies - 33.3%

The Flex-funds Money Market Fund - Institutional Class		32,966,951	32,966,951

Total Money Market Registered Investment Companies	(Cost $	32,966,951)	32,966,951

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 1.63%, due 12/04/2008 *		300,000	299,583

Total U.S. Government Obligations	(Cost $	299,131)	299,583

Repurchase Agreements - 0.1%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $123,808 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 - 06/22/2037, value - $102,001) purchase date 09/30/2008		100,000	100,000

Total Repurchase Agreements	(Cost $	100,000)		100,000

Total Investments - 99.2%	(Cost $	107,984,354	)(b)	98,288,715

Other Assets less Liabilities - 0.8%				771,906

Total Net Assets - 100.0%				99,060,621

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		543		3,622
The Flex-funds Defensive Balanced Fund		303		2,597
The Flex-funds Dynamic Growth Fund		1,490		10,668
The Flex-funds Muirfield Fund		4,349		20,962
The Flex-funds Quantex Fund		1,952		29,319
The Flex-funds Total Return Utilities Fund		280		5,690

Total Trustee Deferred Compensation	(Cost $	74,593)		72,858

Futures Contracts

	Short Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors MidCap 400 expiring December 2008, notional value $6,207,550	17	(137,178)

Total Futures Contracts		(137,178)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$98,188,715	$(137,178)
Level 2 - Other Significant Observable Inputs	100,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$98,288,715	$(137,178)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$452
Unrealized depreciation	(9,696,091)

Net unrealized appreciation (depreciation)	$(9,695,639)

#	Represents non-income producing securities.
*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2008 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 91.3%

AIM Diversified Dividend Fund		205,962	2,319,137
AIM Mid Cap Core Equity Fund		105,847	2,394,260
Allianz NFJ Dividend Value Fund		245,338	3,314,516
BB&T Equity Income Fund		311,517	3,891,129
BlackRock Equity Dividend Fund		114,566	1,908,674
CGM Focus Fund		46,260	2,007,205
Columbia Dividend Income Fund		237,553	2,853,015
Consumer Staples Select Sector SPDR Fund		158,875	4,384,950
DWS Large Cap Value Fund		80,362	1,353,292
Fairholme Fund		178,390	5,257,139
Fidelity Advisor Leveraged Company Stock Fund		81,509	2,266,754
Hartford Capital Appreciation Fund #		116,922	3,449,209
Health Care Select Sector SPDR Fund		140,400	4,219,020
Heartland Value Plus Fund		88,019	2,133,854
iShares Russell 2000 Index Fund		47,725	3,245,300
Ivy Asset Strategy Fund		118,790	2,678,705
Ivy Large Cap Growth Fund #		153,753	1,783,535
Janus Adviser Forty Fund		19,808	613,842
Janus Adviser Mid Cap Growth Fund #		34,180	1,052,075
Janus Adviser Mid Cap Value Fund		378,016	6,286,401
Janus Enterprise Fund #		55,929	2,582,223
Lazard Emerging Markets Portfolio		165,043	2,879,997
Nuveen Tradewinds Value Opportunities Fund		87,746	2,178,723
Pioneer Cullen Value Fund		31,066	546,459
PowerShares QQQ		133,750	5,204,212
T. Rowe Price Small Cap Value Fund		46,244	1,581,529
Van Kampen American Value Fund		130,023	2,985,330

Total Registered Investment Companies	(Cost $	85,756,852)	75,370,485

Money Market Registered Investment Companies - 8.7%

The Flex-funds Money Market Fund - Institutional Class		7,198,649	7,198,649

Total Money Market Registered Investment Companies	(Cost $	7,198,649)	7,198,649

U.S. Government Obligations - 0.5%

U.S. Treasury Bill, 1.63%, due 12/04/2008 *		400,000	399,444

Total U.S. Government Obligations	(Cost $	398,841)	399,444

Repurchase Agreements - 0.1%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $123,808 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 - 06/22/2037, value - $102,001) purchase date 09/30/2008		100,000		100,000

Total Repurchase Agreements	(Cost $	100,000)		100,000

Total Investments - 100.6%	(Cost $	93,454,342	)(b)	83,068,578

Liabilities less Other Assets - (0.6%)				(498,624)

Total Net Assets - 100.0%				82,569,954

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		276		1,841
The Flex-funds Defensive Balanced Fund		155		1,328
The Flex-funds Dynamic Growth Fund		400		2,864
The Flex-funds Muirfield Fund		1,240		5,977
The Flex-funds Quantex Fund		575		8,637
The Flex-funds Total Return Utilities Fund		69		1,402

Total Trustee Deferred Compensation	(Cost $	24,021)		22,049

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring December 2008, notional value $7,303,000	20	(433,900)

Total Futures Contracts		(433,900)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$82,968,578	$(433,900)
Level 2 - Other Significant Observable Inputs	100,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$83,068,578	$(433,900)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$603
Unrealized depreciation	(10,386,367)

Net unrealized appreciation (depreciation)	$(10,385,764)

#	Represents non-income producing securities.
*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2008 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 93.3%

AIM Diversified Dividend Fund		103,758	1,168,310
AIM Mid Cap Core Equity Fund		41,341	935,142
Allianz NFJ Dividend Value Fund		86,777	1,172,352
Columbia Dividend Income Fund		127,435	1,530,497
Consumer Staples Select Sector SPDR Fund		47,050	1,298,580
DWS Large Cap Value Fund		15,840	266,746
Fairholme Fund		56,693	1,670,744
Fidelity Advisor Leveraged Company Stock Fund		36,232	1,007,609
Hartford Capital Appreciation Fund #		30,146	889,319
Health Care Select Sector SPDR Fund		62,500	1,878,125
Heartland Value Plus Fund		47,471	1,150,852
iShares Russell 2000 Index Fund		12,100	822,800
iShares Russell Microcap Index Fund		10,625	473,131
Ivy Asset Strategy Fund		45,314	1,021,840
Ivy Large Cap Growth Fund #		67,239	779,968
Janus Adviser Forty Fund		4,256	131,908
Janus Adviser Mid Cap Value Fund		118,261	1,966,678
Janus Enterprise Fund #		12,785	590,271
Lazard Emerging Markets Portfolio		50,045	873,289
Nuveen Tradewinds Value Opportunities Fund		26,807	665,618
PowerShares Dynamic Mid Cap Growth Portfolio		76,575	1,366,864
PowerShares QQQ		51,160	1,990,636
T. Rowe Price Small Cap Value Fund		33,202	1,135,524
Van Kampen American Value Fund		50,034	1,148,779

Total Registered Investment Companies	(Cost $	28,788,179)	25,935,582

Money Market Registered Investment Companies - 0.3%

The Flex-funds Money Market Fund - Institutional Class		92,175	92,175

Total Money Market Registered Investment Companies	(Cost $	92,175)	92,175

U.S. Government Obligations - 1.1%

U.S. Treasury Bill, 1.63%, due 12/04/08 *		300,000	299,583

Total U.S. Government Obligations	(Cost $	299,131)	299,583

Repurchase Agreements - 0.4%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $123,808 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 - 06/22/2037, value - $102,001) purchase date 09/30/2008		100,000	100,000

Total Repurchase Agreements	(Cost $	100,000)		100,000

Total Investments - 95.1%	(Cost $	29,279,485	)(b)	26,427,340

Other Assets less Liabilities - 4.9%				1,363,959

Total Net Assets - 100.0%				27,791,299

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		302		2,014
The Flex-funds Defensive Balanced Fund		169		1,448
The Flex-funds Dynamic Growth Fund		362		2,592
The Flex-funds Muirfield Fund		1,086		5,235
The Flex-funds Quantex Fund		487		7,315
The Flex-funds Total Return Utilities Fund		67		1,361

Total Trustee Deferred Compensation	(Cost $	22,007)		19,965

Futures Contracts
	Long Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring December 2008, notional value $1,825,750		5		(114,663)

Total Futures Contracts				(114,663)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$26,327,340	$(114,663)
Level 2 - Other Significant Observable Inputs	100,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$26,427,340	$(114,663)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$452
Unrealized depreciation	(2,852,597)

Net unrealized appreciation (depreciation)	$(2,852,145)

#	Represents non-income producing securities.
*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2008 (unaudited)

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 55.0%

AIM Diversified Dividend Fund		34,714	390,877
AIM Mid Cap Core Equity Fund		16,373	370,364
Allianz NFJ Dividend Value Fund		78,286	1,057,644
Columbia Dividend Income Fund		37,109	445,675
Consumer Staples Select Sector SPDR Fund		35,325	974,970
DWS Large Cap Value Fund		43,719	736,220
Fairholme Fund		61,745	1,819,620
Fidelity Advisor Leveraged Company Stock Fund		27,871	775,084
Hartford Capital Appreciation Fund #		24,404	719,925
Health Care Select Sector SPDR Fund		34,925	1,049,496
Heartland Value Plus Fund		24,089	583,998
iShares iBoxx $ Investment Grade Corporate Bond Fund		39,950	3,587,111
iShares Russell 2000 Index Fund		7,050	479,400
iShares S&P MidCap 400 Growth Index Fund		4,150	311,167
Ivy Asset Strategy Fund		36,797	829,762
Ivy Large Cap Growth Fund #		24,606	285,431
Janus Adviser Mid Cap Value Fund		99,864	1,660,741
Janus Enterprise Fund #		22,023	1,016,823
Lazard Emerging Markets Portfolio		20,953	365,621
Nuveen Tradewinds Value Opportunities Fund		21,754	540,161
PowerShares Dynamic Mid Cap Growth Portfolio		27,650	493,553
PowerShares QQQ		20,325	790,846
T. Rowe Price Small Cap Value Fund		14,732	503,838
Van Kampen American Value Fund		61,659	1,415,687

Total Registered Investment Companies	(Cost $	23,617,253)	21,204,014

Money Market Registered Investment Companies - 19.5%

The Flex-funds Money Market Fund - Institutional Class		7,522,309	7,522,309

Total Money Market Registered Investment Companies	(Cost $	7,522,309)	7,522,309

U.S. Government Obligations - 24.3%

Fannie Mae Discount Note, 2.42%, due 11/03/2008		2,000,000	1,995,563
Fannie Mae Discount Note, 2.52%, due 12/03/2008		2,000,000	1,990,660
Fannie Mae Discount Note, 2.69%, due 01/07/2009		2,000,000	1,983,838
Federal Home Loan Bank, 4.05%, due 02/05/2013		1,000,000	993,255
U.S. Treasury Bill, 1.55%, due 10/23/2008 *		400,000	399,629

U.S. Treasury Bill, 1.66%, due 10/30/2008		2,000,000	1,997,325

Total U.S. Government Obligations	(Cost $	9,359,103)	9,360,270

Repurchase Agreements - 0.3%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $123,808 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 -06/22/2037, value - $102,001) purchase date 09/30/2008		100,000		100,000

Total Repurchase Agreements	(Cost $	100,000)		100,000

Total Investments - 99.1%	(Cost $	40,598,665	)(b)	38,186,593

Other Assets less Liabilities - 0.9%				328,364

Total Net Assets - 100.0%				38,514,957

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		531		3,542
The Flex-funds Defensive Balanced Fund		297		2,545
The Flex-funds Dynamic Growth Fund		156		1,117
The Flex-funds Muirfield Fund		492		2,371
The Flex-funds Quantex Fund		230		3,455
The Flex-funds Total Return Utilities Fund		58		1,179

Total Trustee Deferred Compensation	(Cost $	17,615)		14,209

Futures Contracts

	Short Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring December 2008, notional value $1,460,600		4		(67,130)

Total Futures Contracts				(67,130)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$28,726,323	$(67,130)
Level 2 - Other Significant Observable Inputs	9,460,270	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$38,186,593	$(67,130)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $212,868. Cost for federal income tax purposes of $40,811,533 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$3,202
Unrealized depreciation	(2,628,142)

Net unrealized appreciation (depreciation)	$(2,624,940)

#	Represents non-income producing securities.
*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Defensive Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2008 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 91.3%

AIM Mid Cap Core Equity Fund		12,419	280,927
Allianz NFJ Dividend Value Fund		87,857	1,186,949
Allianz NFJ International Value Fund		130,082	2,517,081
Columbia Dividend Income Fund		34,494	414,268
Consumer Staples Select Sector SPDR Fund		19,325	533,370
DWS Large Cap Value Fund		21,120	355,662
Fairholme Fund		23,837	702,484
Fidelity Advisor Leveraged Company Stock Fund		27,871	775,084
First American Real Estate Securities Fund		83,972	1,529,138
Hartford Capital Appreciation Fund #		10,049	296,440
Health Care Select Sector SPDR Fund		27,525	827,126
Heartland Value Plus Fund		61,344	1,487,178
ING Real Estate Fund		102,461	1,546,136
Ivy Asset Strategy Fund		26,452	596,488
Ivy Global Natural Resources Fund		50,070	1,286,788
Ivy Large Cap Growth Fund #		29,490	342,081
Janus Adviser Mid Cap Value Fund		63,768	1,060,464
Lazard Emerging Markets Portfolio		87,105	1,519,987
Nuveen Tradewinds Value Opportunities Fund		19,123	474,819
PowerShares Dynamic Mid Cap Growth Portfolio		10,700	190,995
PowerShares QQQ		16,775	652,715
T. Rowe Price Small Cap Value Fund		41,427	1,416,792
Van Eck Global Hard Assets Fund #		36,225	1,388,147

Total Registered Investment Companies	(Cost $	23,792,705)	21,381,119

Money Market Registered Investment Companies - 0.7%

The Flex-funds Money Market Fund - Institutional Class		174,322	174,322

Total Money Market Registered Investment Companies	(Cost $	174,322)	174,322

U.S. Government Obligations - 2.0%

U.S. Treasury Bill, 1.79%, due 10/02/2008 *		475,000	474,977

Total U.S. Government Obligations	(Cost $	474,977)	474,977

Repurchase Agreements - 0.4%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $123,808 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 - 06/22/2037, value - $102,001) purchase date 09/30/2008		100,000	100,000

Total Repurchase Agreements	(Cost $	100,000)		100,000

Total Investments - 94.4%	(Cost $	24,542,004	)(b)	22,130,418

Other Assets less Liabilities - 5.6%				1,316,230

Total Net Assets - 100.0%				23,446,648

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		474		3,162
The Flex-funds Defensive Balanced Fund		265		2,271
The Flex-funds Dynamic Growth Fund		140		1,002
The Flex-funds Muirfield Fund		440		2,121
The Flex-funds Quantex Fund		206		3,094
The Flex-funds Total Return Utilities Fund		52		1,057

Total Trustee Deferred Compensation	(Cost $	15,757)		12,707

Futures Contracts

	Long Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring December 2008, notional value $2,190,900		6		(120,270)

Total Futures Contracts				(120,270)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1- Quoted Prices	$21,555,441	$(120,270)
Level 2 - Other Significant Observable Inputs	574,977	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$22,130,418	$(120,270)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $230,383. Cost for federal income tax purposes of $24,772,387 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$21,136
Unrealized depreciation	(2,663,105)

Net unrealized appreciation (depreciation)	$(2,641,969)

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Common Stocks - 89.2%

Basic Materials - 4.1%
Ashland, Inc.		2,255	65,936
Eastman Chemical Co.		1,835	101,035
Hercules, Inc.		5,590	110,626
Int’l Flavors & Fragrances, Inc.		2,315	91,350
Titanium Metals Corp.		4,140	46,948

	(Cost	523,293)	415,895

Communications - 8.0%
CenturyTel, Inc.		2,630	96,390
Ciena Corp. #		3,239	32,649
EW Scripps Co.		845	5,974
Frontier Communications Corp.		8,535	98,152
Interpublic Group of Cos., Inc. #		13,455	104,276
JDS Uniphase Corp. #		8,222	69,640
Meredith Corp.		2,015	56,501
Monster Worldwide, Inc.		3,370	50,247
New York Times Co.		6,210	88,741
Scripps Networks Interactive		2,435	88,415
Tellabs, Inc. #		16,635	67,538
Washington Post Co./The		95	52,892

	(Cost	1,258,907)	811,415

Consumer Cyclical - 22.9%
Autonation, Inc. #		6,965	78,287
Big Lots, Inc. #		6,765	188,270
Brunswick Corp.		6,365	81,408
Centex Corp.		4,310	69,822
Cintas Corp.		3,190	91,585
Circuit City Stores, Inc.		25,895	19,680
Darden Restaurants, Inc.		3,970	113,661
Dean Foods Co. #		4,170	97,411
Dillards, Inc.		5,830	68,794
D.R. Horton, Inc.		8,230	107,155
Family Dollar Stores, Inc.		5,630	133,431
Hasbro, Inc.		4,235	147,039
HSN, Inc. #		808	8,896
IAC/InterActiveCorp #		2,020	34,946
Interval Leisure Group, Inc. #		808	8,403
Jones Apparel Group, Inc.		6,860	126,979
KB Home		5,050	99,384
Liz Claiborne, Inc.		5,390	88,558
Office Depot, Inc. #		7,810	45,454
OfficeMax, lnc.		5,275	46,895
Polo Ralph Lauren Corp.		1,800	119,952
Pulte Homes, Inc.		10,360	144,729

Schedule of Investments

September 30, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
RadioShack Corp.		6,475	111,888
Robert Half International, Inc.		4,010	99,247
Ticketmaster Entertainment, Inc. #		808	8,670
Tree.com, Inc. #		134	646
Wendy’s/Arby’s Group, Inc.		17,765	93,444
Wyndham Worldwide Corp.		4,660	73,209

	(Cost	2,965,740)	2,307,843

Consumer Noncyclical - 13.6%
Constellation Brands, Inc. #		4,640	99,574
Convergys Corp. #		6,590	97,400
Equifax, Inc.		2,960	101,972
Estee Lauder Cos., Inc./The		2,545	127,021
IMS Health, Inc.		4,705	88,972
King Pharmaceuticals, Inc. #		15,095	144,610
McCormick & Co., Inc.		2,880	110,736
Millipore Corp.		1,520	104,576
Mylan Laboratories, Inc. #		7,785	88,905
Patterson Cos., Inc. #		3,255	98,984
Tenet Healthcare Corp. #		21,425	118,909
Tyson Foods, Inc.		7,085	84,595
Watson Pharmaceuticals, lnc. #		4,000	114,000

	(Cost	1,592,035)	1,380,254

Energy - 2.4%
Dynegy, Inc. #		15,250	54,595
Integrys Energy Group, Inc.		2,095	104,624
Rowan Cos., Inc.		2,720	83,096

	(Cost	292,191)	242,315

Financial - 9.4%
Ambac Financial Group, Inc.		4,190	9,763
Apartment Investment & Management Co.		3,487	122,115
CB Richard Ellis Group, Inc. #		5,070	67,786
CIT Group, Inc.		4,530	31,529
Developers Diversified Realty Corp.		2,830	89,682
E*TRADE Financial Corp. #		30,740	86,072
Federated Investors, Inc.		2,660	76,741
First Horizon National Corp.		6,194	57,976
Janus Capital Group, Inc.		3,310	80,367
Lennar Corp.		6,140	93,266
MBIA, Inc.		5,890	70,091
MGIC Investment Corp.		4,890	34,377
Sovereign Bancorp, Inc. #		9,550	37,722
Wachovia Corp. Pref. Dividend Equalization #		1,700	0
Zions Bancorporation		2,310	89,397

Schedule of Investments

September 30, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
	(Cost	1,558,576)	946,884

Industrial - 13.8%
Allied Waste Industries, Inc. #		9,920	110,211
Ball Corp.		2,445	96,553
Bemis Co.		3,940	103,267
Black & Decker Corp.		1,510	91,733
Leggett & Platt, Inc.		6,255	136,296
Molex, Inc.		3,955	88,790
Pactiv Corp. #		4,095	101,679
Pall Corp.		2,740	94,229
PerkinElmer, lnc.		4,150	103,625
Ryder System, Inc.		2,280	141,360
Sealed Air Corp.		4,675	102,803
Snap - On, Inc.		2,310	121,645
Stanley Works / The		2,295	95,793
	(Cost	1,430,773)	1,387,984

Technology - 11.3%
Advanced Micro Devices, Inc. #		14,510	76,177
Affiliated Computer Services, Inc. #		2,420	122,525
Compuware Corp. #		12,310	119,284
Harman International Industries, Inc.		1,490	50,764
Jabil Circuit, Inc.		7,120	67,925
Lexmark International, Inc. #		3,130	101,944
LSI Logic Corp. #		20,510	109,934
Novell, Inc. #		15,905	81,752
Novellus Systems, Inc. #		3,900	76,596
QLogic Corp. #		7,685	118,042
Teradata Corp. #		3,930	76,635
Teradyne, Inc. #		10,540	82,317
Unisys Corp. #		23,080	63,470

	(Cost	1,535,341)	1,147,365

Utilities - 3.7%
CMS Energy Corp.		6,295	78,499
Nicor, Inc.		2,545	112,871
Pinnacle West Capital Corp.		2,540	87,401
TECO Energy, Inc.		6,290	98,942

	(Cost	417,993)	377,713

Total Common Stocks	(Cost	$11,574,849)	9,017,668

Money Market Registered Investment Companies - 6.4%

The Flex-funds Money Market Fund - Institutional Class		643,288	643,288

Schedule of Investments

September 30, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Total Money Market Registered Investment Companies	(Cost	$643,288)		643,288

U.S. Government Obligations - 3.0%

U.S. Treasury Bill, 1.63%, due 12/04/2008 *		300,000		299,131

Total U.S. Government Obligations	(Cost	$299,131)		299,131

Repurchase Agreements - 0.9%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $123,808 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 - 06/22/2037, value - $102,001) purchase date 09/30/2008		100,000		100,000

Total Repurchase Agreements	(Cost	$100,000)		100,000

Total Investments - 99.5%	(Cost	$12,617,268	)(b)	10,060,087

Other Assets less Liabilities - 0.5%				54,520

Total Net Assets - 100.0%				10,114,607

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund		263		1,754
The Flex-funds Defensive Balanced Fund		146		1,251
The Flex-funds Dynamic Growth Fund		765		5,477
The Flex-funds Muirfield Fund		2,148		10,353
The Flex-funds Quantex Fund		914		13,728
The Flex-funds Total Return Utilities Fund		140		2,845

Total Trustee Deferred Compensation	(Cost	$35,791)		35,408

Futures Contracts
	Long Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring December 2008, notional value $1,095,450		3		(53,948)

Total Futures Contracts				(53,948)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

Schedule of Investments

September 30, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$9,960,087	$(53,948)
Level 2 - Other Significant Observable Inputs	100,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$10,060,087	$(53,948)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$357,614
Unrealized depreciation	(2,914,795)

Net unrealized appreciation (depreciation)	$(2,557,181)

ADR American Depositary Receipt

#	Represents non-income producing securities.
*	Pledged as collateral on Futures Contracts.
**	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2008 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Common Stocks - 98.6%

Electric Utility 25.8%
AES Corp. #		60,980	712,856
Covanta Holding Corp. #		21,535	515,548
Itron, Inc. #		5,840	517,015
MDU Resources Group, Inc.		38,982	1,130,478
Northeast Utilities		48,540	1,245,051
Pepco Holdings, Inc.		14,660	335,861
Sierra Pacific Resources		58,355	559,041
SunPower Corp. #		4,285	295,909
	(Cost	5,580,420)	5,311,759

Independent Power Producer 0.6%
Dynegy, Inc. #		33,485	119,876
	(Cost	163,747)	119,876

Natural Gas Distribution 8.0%
NiSource, Inc.		54,630	806,339
ONEOK, Inc.		8,625	296,700
Southern Union Co.		27,000	557,550
	(Cost	2,114,710)	1,660,589

Oil Exploration & Production 1.9%
Ultra Petroleum Corp. #		6,620	366,351
	(Cost	181,704)	366,351

Pipelines 18.7%
El Paso Corp.		48,495	618,796
Enterprise Products Partners, L.P.		24,666	635,643
Equitable Resources, Inc.		9,965	365,516
Kinder Morgan Energy Partners, L.P.		16,898	879,203
Questar Corp.		13,305	544,441
Spectra Energy Corp.		33,050	786,590
	(Cost	3,736,234)	3,830,189

Telephone & Telecommunications 40.8%
America Movil SAB de CV - ADR		10,460	484,926
AT&T, Inc.		28,960	808,563
BCE, Inc.		17,495	607,251
China Mobile Limited - ADR		6,605	330,778
Corning, Inc.		40,090	627,008
Cypress Semiconductor Corp. #		15,625	81,562
Fairpoint Communications Inc		592	5,133
General Cable Corp. #		12,000	427,560
NII Holdings, Inc. #		29,215	1,107,833
Philippine Long Distance Telephone Company - ADR		8,915	502,271
PT Telekomunikasi Indonesia - ADR		15,410	458,910
Telefonica S.A. - ADR		9,245	660,925
Telephone and Data Systems, Inc.		5,770	206,277
Telus Corp.		13,280	472,237
Verizon Communications, Inc.		26,830	860,975
Vimpel-Communications - ADR		18,610	377,783
Vivo Participacoes SA - ADR #		88,380	365,893
	(Cost	9,513,153)	8,385,885

Water Utility - 2.8%
American Water Works Co., Inc.		26,260	564,590
	(Cost	566,045)	564,590

Total Common Stocks	(Cost	$21,856,013)	20,239,239

Money Market Registered Investment Companies - 1.1%

The Flex-funds Money Market Fund - Institutional Class		226,960	226,960

Schedule of Investments

September 30, 2008 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Total Money Market Registered Investment Companies	(Cost $	226,960)		226,960

Repurchase Agreements - 0.5%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $123,808 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 - 06/22/2037, value - $102,001) purchase date 09/30/2008		100,000		100,000

Total Repurchase Agreements	(Cost $	100,000)		100,000

Total Investments - 100.2%	(Cost $	22,182,973	)(b)	20,566,199

Liabilities less Other Assets - (0.2%)				(44,805)

Total Net Assets - 100.0%				20,521,394

Trustee Deferred Compensation*

The Flex-funds Aggressive Growth Fund		311		2,074

The Flex-funds Defensive Balanced Fund		174		1,491
The Flex-funds Dynamic Growth Fund		559		4,002
The Flex-funds Muirfield Fund		1,636		7,886
The Flex-funds Quantex Fund		728		10,935
The Flex-funds Total Return Utilities Fund		104		2,113

Total Trustee Deferred Compensation	(Cost $	29,673)		28,501

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$20,466,199	$—
Level 2 - Other Significant Observable Inputs	100,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$20,566,199	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,326,315
Unrealized depreciation	(2,943,089)

Net unrealized appreciation (depreciation)	$(1,616,774)

ADR	American Depositary Receipt
#	Represents non-income producing securities.
*	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2008 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares			Value ($)(a)

U.S. Government Obligations - 94.0%

Fannie Mae, 3.00%, due 01/14/2011		1,000,000		993,775
Fannie Mae, 4.00%, due 04/29/2013		1,000,000		993,222
Federal Home Loan Bank, 4.00%, due 07/28/2011		1,000,000		1,004,430
Federal Home Loan Bank, 3.125%, due 10/21/2011		1,000,000		986,648
Federal Home Loan Bank, 5.50%, due 05/12/2023		1,000,000		968,473
Federal Home Loan Mortgage Corporation, 4.25%, due 03/11/2013		1,000,000		996,611
Federal Home Loan Mortgage Corporation, 4.32%, due 04/29/2013		1,000,000		996,907
Federal Home Loan Mortgage Corporation, 4.05%, due 05/01/2013		1,000,000		991,447
Federal Home Loan Mortgage Corporation, 4.35%, due 05/20/2013		1,000,000		996,955
Federal Home Loan Mortgage Corporation, 4.50%, due 06/12/2013		1,000,000		985,100
Federal Home Loan Mortgage Corporation, 5.30%, due 05/12/2020		1,000,000		977,629
Government National Mortgage Association, 6.00%, due 02/15/2038		1,080,699		1,094,883
Government National Mortgage Association, 5.00%, due 04/15/2038		1,042,985		1,020,495
Government National Mortgage Association, 5.50%, due 07/16/2038		993,265		987,833

Total U.S. Government Obligations	(Cost $	14,077,970)		13,994,408

Money Market Registered Investment Companies - 4.6%

The Flex-funds Money Market Fund - Institutional Class		681,993		681,993

Total Money Market Registered Investment Companies	(Cost $	681,993)		681,993

Repurchase Agreements - 0.7%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $123,808 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 - 06/22/2037, value - $102,001) purchase date 09/30/2008		100,000		100,000

Total Repurchase Agreements	(Cost $	100,000)		100,000

Total Investments - 99.3%	(Cost $	14,859,963	)(b)	14,776,401

Other Assets less Liabilities - 0.7%				108,302

Total Net Assets - 100.0%				14,884,703

Trustee Deferred Compensation*

The Flex-funds Aggressive Growth Fund		225		1,501
The Flex-funds Defensive Balanced Fund		126		1,080
The Flex-funds Dynamic Growth Fund		420		3,007
The Flex-funds Muirfield Fund		1,219		5,876
The Flex-funds Quantex Fund		546		8,201
The Flex-funds Total Return Utilities Fund		79		1,605

Total Trustee Deferred Compensation	(Cost $	22,305)		21,270

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$681,993	$—
Level 2 - Other Significant Observable Inputs	14,094,408	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$14,776,401	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$42,366
Unrealized depreciation	(125,928)

Net unrealized appreciation (depreciation)	$(83,562)

*	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2008 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares	Value ($)(a)
Commercial Paper - 20.7%

ABN-AMRO NA	2.69%	10/09/08	2,000,000	1,998,822
Bank of America	2.59%	10/16/08	4,000,000	3,995,750
Bank of America	2.71%	11/10/08	3,410,000	3,399,922
BNP PARIBAS	2.74%	10/02/08	2,300,000	2,299,828
BNP PARIBAS	2.43%	10/03/08	1,525,000	1,524,797
BNP PARIBAS	2.66%	11/06/08	2,000,000	1,994,780
CBA Delaware Finance	2.64%	10/07/08	2,000,000	1,999,133
CBA Delaware Finance	2.77%	10/08/08	1,050,000	1,049,442
CBA Delaware Finance	2.62%	11/04/08	2,000,000	1,995,127
Dexia Delaware	2.49%	10/06/08	1,000,000	999,660
Dexia Delaware	2.69%	10/14/08	3,323,000	3,319,818
Dexia Delaware	2.54%	10/22/08	1,100,000	1,098,396
GE Capital Corp	2.98%	12/15/08	2,000,000	1,987,833
ING Funding	2.59%	10/07/08	4,000,000	3,998,302
ING Funding	2.62%	10/21/08	2,000,000	1,997,133
ING Funding	2.62%	11/03/08	2,000,000	1,995,270
J.P. Morgan Chase	2.65%	11/24/08	1,900,000	1,892,590
Prudential Funding	2.44%	10/10/08	2,000,000	1,998,800
Rabobank	2.71%	10/08/08	2,000,000	1,998,961
Rabobank	2.60%	11/25/08	2,000,000	1,992,208
Societe Generale	2.79%	11/13/08	2,000,000	1,993,454
Toyota Motor Credit	2.69%	10/23/08	2,000,000	1,996,761
Toyota Motor Credit	2.67%	11/10/08	2,000,000	1,994,178
Wells Fargo	2.42%	10/01/08	2,750,000	2,750,000

Total Commercial Paper		(Cost $52,270,965)		52,270,965

Corporate Obligations - 25.7%

Bank of America	2.75%*	10/18/08	5,000,000	4,998,980
Bath Technologies**	8.75%*	10/02/08	1,025,000	1,025,000
Cascade Plaza Project**	2.71%*	10/02/08	7,166,000	7,166,000
Credit Suisse	6.60%*	10/01/08	1,500,000	1,494,249
Credit Suisse	7.17%*	10/01/08	2,500,000	2,481,627
Credit Suisse	3.08%*	12/03/08	5,000,000	5,000,000
Credit Suisse	2.94%*	12/09/08	800,000	799,453
Don’s Launderers-Cleaners, Inc.**	10.00%*	10/02/08	900,000	900,000
GE Capital Corp	3.60%	10/15/08	1,000,000	1,000,388
GE Capital Corp	2.80%*	10/24/08	500,000	499,966
GE Capital Corp	2.94%*	11/02/08	3,892,000	3,874,080

Goldman Sachs	6.69%*	10/01/08	2,559,000	2,550,647
Goldman Sachs	3.88%	01/15/09	4,000,000	4,005,941
Goldman Sachs	6.65%	05/15/09	900,000	918,001
Isaac Tire, Inc.**	10.00%*	10/02/08	685,000	685,000
Martin Wheel Co, Inc.**	6.43%*	10/02/08	2,020,000	2,020,000
Merrill Lynch	4.83%	10/27/08	2,500,000	2,499,774
MetLife Insurance Co.**/***	2.82%*	10/01/08	7,500,000	7,500,000
O.K.I. Supply Co.**	10.00%*	10/02/08	645,000	645,000
Pro Tire, Inc.**	10.00%*	10/02/08	820,000	820,000
Seariver Maritime	2.70%*	10/01/08	2,400,000	2,400,000
Springside Corp Exchange Partners LLC**	10.00%*	10/02/08	2,000,000	2,000,000
Taylor Brothers Properties LLC**	10.00%*	10/02/08	995,000	995,000
US Bank NA	2.43%*	10/01/08	5,000,000	4,999,212
Wachovia Bank	2.76%*	10/03/08	1,200,000	1,199,988
White Castle Project**	10.00%*	10/02/08	2,500,000	2,500,000

Total Corporate Obligations		(Cost $64,978,306)		64,978,306

U.S. Government Agency Obligations - 41.2%

Fannie Mae	3.65%	10/15/08	1,000,000	1,000,359
Fannie Mae Discount	2.57%	12/10/08	5,000,000	4,975,471
Fannie Mae Discount	2.82%	12/16/08	5,000,000	4,970,867
Fannie Mae Discount	2.55%	12/22/08	5,000,000	4,971,527
Federal Home Loan Bank	1.72%*	10/01/08	5,000,000	5,000,000
Federal Home Loan Bank	2.08%*	10/01/08	5,000,000	5,000,000
Federal Home Loan Bank	2.32%*	10/12/08	5,000,000	5,000,000
Federal Home Loan Bank	4.50%	10/14/08	5,000,000	5,003,506
Federal Home Loan Bank	4.31%	11/14/08	5,000,000	5,010,325
Federal Home Loan Bank	2.82%*	12/10/08	5,000,000	5,000,000
Federal Home Loan Bank	2.40%	04/17/09	5,000,000	5,000,000
Federal Home Loan Bank	3.00%	07/30/09	5,000,000	5,000,000
Federal Home Loan Bank	3.00%	09/10/09	5,000,000	5,000,000
Federal Home Loan Bank Discount	2.29%	10/21/08	1,536,000	1,534,080
Federal Home Loan Bank Discount	3.12%	01/12/09	10,000,000	9,912,736
Federal Home Loan Bank Discount	2.83%	01/28/09	3,000,000	2,972,564
Federal Home Loan Bank Discount	3.02%	02/02/09	5,000,000	4,949,194
Federal Home Loan Bank Discount	3.14%	03/02/09	5,000,000	4,935,611
Federal Home Loan Mortgage Corp.	4.00%	11/28/08	1,000,000	1,001,940
Federal Home Loan Mortgage Corp.	4.63%	12/09/08	500,000	502,162
Freddie Mac	2.45%	04/09/09	5,000,000	5,000,000
Freddie Mac	2.45%	05/08/09	5,000,000	5,000,000
Freddie Mac	2.50%	05/13/09	5,000,000	5,000,000
Freddie Mac	2.50%	05/15/09	2,000,000	1,993,880

Total U.S. Government Agency Obligations		(Cost $103,734,222)		103,734,222

Repurchase Agreements - 12.3%

Morgan Stanley, 2.50%, 10/01/2008, (Collateralized by $38,566,040 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 2.75% - 9.80%, due 10/15/2008 - 06/22/2037, value - $31,773,098) purchase date 09/30/2008		31,150,000		31,150,000

Total Repurchase Agreements	(Cost $	31,150,000)		31,150,000

Total Investments - 99.9%	(Cost $	252,133,493	)(b)	252,133,493

Other Assets less Liabilities - 0.1%				345,783

Total Net Assets - 100.0%				252,479,276

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund		225		1,501
The Flex-funds Defensive Balanced Fund		126		1,080
The Flex-funds Dynamic Growth Fund		659		4,718
The Flex-funds Muirfield Fund		1,874		9,033
The Flex-funds Quantex Fund		811		12,181
The Flex-funds Total Return Utilities Fund		156		3,170

Total Trustee Deferred Compensation	(Cost $	35,483)		31,683

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	252,133,493	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$252,133,493	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for federal income tax and financial reporting purposes are the same.

*	Variable rate security. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2008. The maturity date shown reflects next rate change date.
**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of September 30, 2008, securities restricted as to resale to institutional investors represented 10.4% of Total Investments.
***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of September 30, 2008, illiquid securities represented 3.0% of Total Investments.
****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 24, 2008

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date: November 24, 2008